EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2016
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$36,391	$2,322
Computer software	1,950	1,883	67
Office furniture	11,828	5,648	6,180
Automobile	8,669	1,736	6,933
Equipment	52,395	39,095	13,300
	$113,555	$84,753	$28,802

	2015
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$35,361	$3,352
Computer software	1,950	1,723	227
Office furniture	11,828	4,288	7,540
Equipment	49,662	31,838	17,824
	$102,153	$73,210	$28,943